Fair value measurements (Tables)	9 Months Ended
Sep. 30, 2018
Fair Value Disclosures [Abstract]
Summary of Assets Measured at Fair Value on Recurring Basis

Assets measured at fair value on a recurring basis based on Level 1, Level 2 and Level 3 fair value measurement criteria as of September 30, 2018 are as follows (in thousands):

		Fair Value Measurements Using
	Total	Level 1	Level 2	Level 3
Money market funds and U.S. Treasury Securities, included in cash and cash equivalents	$38,858	$38,858	$—	$—
U.S. Treasury Securities	54,800	14,963	39,837	—
	$93,658	$53,821	$39,837	$—